UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                February 14, 2007
----------------------         -------------------        ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


       -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $316,361
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                                                VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (x$1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS   SOLE  SHARED  NONE
ALLIANT TECHSYSTEMS INC         COM                 018804104   10812       138279 SH          Sole      None    SOLE
AMPHENOL CORP NEW               CL A                032095101   17270       278184 SH          Sole      None    SOLE
AVID TECHNOLOGY INC             COM                 05367P100    2246        60270 SH          Sole      None    SOLE
BERKSHIRE HATHAWAY INC DEL      CL A                084670108   39596          360 SH          Sole      None    SOLE
CARMAX INC                      COM                 143130102    6588       122844 SH          Sole      None    SOLE
CARPENTER TECHNOLOGY CORP       COM                 144285103    8804        85876 SH          Sole      None    SOLE
CASUAL MALE RETAIL GRP INC      COM                 148711104    5540       424483 SH          Sole      None    SOLE
CIRCOR INTL INC                 COM                 17273K109    3941       107111 SH          Sole      None    SOLE
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS    207597626     335         8575 SH          Sole      None    SOLE
COPART INC                      COM                 217204106   11651       388380 SH          Sole      None    SOLE
CREDIT ACCEP CORP MICH          COM                 225310101   13067       392052 SH          Sole      None    SOLE
DEVON ENERGY CORP NEW           COM                 25179M103    2023        30160 SH          Sole      None    SOLE
DISCOVERY HOLDING CO            CL A COM            25468Y107    7806       485158 SH          Sole      None    SOLE
EXACT SCIENCES CORP             COM                 30063P105    1681       593890 SH          Sole      None    SOLE
GENESEE & WYO INC               CL A                371559105   11559       440499 SH          Sole      None    SOLE
HARMAN INTL INDUS INC           COM                 413086109    7930        79375 SH          Sole      None    SOLE
KINDRED HEALTHCARE INC          COM                 494580103    1121        44388 SH          Sole      None    SOLE
KINETIC CONCEPTS INC            COM NEW             49460W208    3947        99800 SH          Sole      None    SOLE
LABORATORY CORP AMER HLDGS      COM NEW             50540R409   19485       265213 SH          Sole      None    SOLE
LESCARDEN INC                   NASDAQ OTC ISSUES   526867106      60       345000 SH          Sole      None    SOLE
LIBERTY GLOBAL INC - SERIES C   COM SER C           530555309    8395       299832 SH          Sole      None    SOLE
LIBERTY GLOBAL INC - A          NASDAQ OTC ISSUES   530555101    8627       295965 SH          Sole      None    SOLE
LIONBRIDGE TECHNOLOGIES INC     COM                 536252109    6615      1027230 SH          Sole      None    SOLE
MEDCO HEALTH SOLUTIONS INC      COM                 58405U102   14451       270420 SH          Sole      None    SOLE
PECO ENERGY CO                  PREFERRED STOCKS    693304404     329         3800 SH          Sole      None    SOLE
PENN TREATY AMERN CORP          COM NEW             707874400    1528       198640 SH          Sole      None    SOLE
PETSMART INC                    COM                 716768106   11775       408011 SH          Sole      None    SOLE
POWERWAVE TECHNOLOGIES INC      COM                 739363109    1134       175794 SH          Sole      None    SOLE
READERS DIGEST ASSN INC         COM                 755267101    2602       155792 SH          Sole      None    SOLE
REGAL BELOIT CORP               COM                 758750103    7431       141509 SH          Sole      None    SOLE
RESTORATION HARDWARE INC DEL    COM                 760981100    2232       262300 SH          Sole      None    SOLE
SAIC INC                        COM ADDED           78390X101     623        35000 SH          Sole      None    SOLE
SEALED AIR CORP NEW             COM                 81211K100    9679       149095 SH          Sole      None    SOLE
SEI INVESTMENTS CO              COM                 784117103   12804       214972 SH          Sole      None    SOLE
SLM CORP                        COM                 78442P106   11695       239800 SH          Sole      None    SOLE
STANCORP FINL GROUP INC         COM                 852891100     906        20100 SH          Sole      None    SOLE
STEINWAY MUSICAL INSTRS INC     COM                 858495104     743        23930 SH          Sole      None    SOLE
TEKTRONIX INC                   COM                 879131100   10254       351511 SH          Sole      None    SOLE
VALUEVISION MEDIA INC           CL A                92047K107   10878       827890 SH          Sole      None    SOLE
VICOR CORP                      COM                 925815102   11433      1029042 SH          Sole      None    SOLE
ZEBRA TECHNOLOGIES CORP         CL A                989207105    6765       194460 SH          Sole      None    SOLE


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